BLACKROCK FUNDS II

BlackRock GNMA Portfolio

BlackRock U.S. Government Bond Portfolio

(the “Funds”)

Supplement dated May 23, 2017 to

the Prospectuses and Statement of Additional Information (“SAI”) of the Funds,

each dated January 27, 2017

The BlackRock Inflation Protected Bond Portfolio is currently offered pursuant to the prospectuses and SAI dated April 28, 2017. All references and information relating to the BlackRock Inflation Protected Bond Portfolio are hereby deleted from the Prospectuses and SAI dated January 27, 2017.

Shareholders should retain this supplement for future reference.

PRSAI-BD7GU-0517SUP